Income Taxes (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Income Taxes [Line Items]
Preferential income tax rate		10.00%
Deferred income tax expenses
Unrecognized tax benefits
Enterprise income tax rate				20.00%		20.00%
Preferential income tax rate				10.00%
Non-deductible expenses	$ 29,844			$ 99,413	[1]	$ 29,844	[1]
Non-deductible payroll expenses	19,824
Other non-deductible expenses	10,020
Favorable tax rate amount				$ 2,077,244
Per share effect of favorable tax rate (in Dollars per share)				$ 0.05
SINGAPORE
Income Taxes [Line Items]
Tax rate on corporate income		17.00%
Corporate income tax rate				17.00%
China [Member]
Income Taxes [Line Items]
Tax rate on corporate income		25.00%
VIET NAM
Income Taxes [Line Items]
Tax rate on corporate income		20.00%
Enterprise income tax rate				20.00%

[1]	For the year ended December 31, 2023, the effect of non-deductible expenses of $99,413 arose from other non-deductible expenses. For the period from its inception on November 8, 2022 through December 31, 2022, the effect of non-deductible expenses of $29,844 was comprised of non-deductible payroll expenses of $19,824 and other non-deductible expenses of $10,020, respectively. For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the tax saving as the result of the favorable tax rate amounted to $2,077,244 and $nil, respectively, and per share effect of the favorable tax rate were $0.05 and $nil.